Segment Reporting, Information About Reportable Segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUES:
Total revenues	$ 25,475
EXPENSES:
Voyage expenses	897	$ 1,036
Other vessel operating expenses	6,008	10,057
Dry-docking costs	330	0
Vessel depreciation	5,051	6,870
Management fees-related parties-direct	623
Operating income	11,617	18,242
General and administrative expenses	(769)	(1,024)
Interest and finance costs	(5,739)	(9,992)
Interest income	74	60
Equity gains in unconsolidated joint ventures	532	(747)
Net income	6,484	$ 7,563
Operating Segment [Member]
EXPENSES:
Operating income	12,566
Operating Segment [Member] | Tanker Segment [Member]
REVENUES:
Total revenues	23,267
EXPENSES:
Voyage expenses	466
Other vessel operating expenses	5,354
Dry-docking costs	0
Vessel depreciation	4,574
Management fees-related parties-direct	498
Operating income	12,375
Operating Segment [Member] | Megayacht Segment [Member]
REVENUES:
Total revenues	2,208
EXPENSES:
Voyage expenses	431
Other vessel operating expenses	654
Dry-docking costs	330
Vessel depreciation	477
Management fees-related parties-direct	125
Operating income	191
Reconciling Item [Member]
EXPENSES:
General and administrative expenses	(769)
Interest and finance costs	(5,739)
Interest income	74
Management fees-related parties- overhead costs	(180)
Equity gains in unconsolidated joint ventures	$ 532